Details of Significant Accounts - Revenue, schedule of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Revenue from external customer contracts	$ 69,154	$ 60,202	$ 53,505